GLOBAL X FUNDS
(the “Trust”)

Global X China Consumer ETF	Global X | JPMorgan U.S. Sector Rotator Index ETF
Global X China Energy ETF	Global X Guru® Index ETF
Global X China Financials ETF	Global X Scientific Beta U.S. ETF
Global X China Industrials ETF	Global X Scientific Beta Europe ETF
Global X China Materials ETF	Global X Scientific Beta Japan ETF
Global X NASDAQ China Technology ETF	Global X Scientific Beta Asia ex-Japan ETF
Global X FTSE Southeast Asia ETF	Global X YieldCo Index ETF
Global X MSCI Colombia ETF	Global X S&P 500® Catholic Values ETF
Global X MSCI Argentina ETF	Global X MSCI SuperDividend® EAFE ETF
Global X MSCI Greece ETF	Global X Risk Parity ETF
Global X MSCI Norway ETF	Global X Scientific Beta Developed Markets ex-US ETF
Global X FTSE Nordic Region ETF	Global X Scientific Beta Emerging Markets ETF
Global X MSCI Nigeria ETF	Global X Central America Index ETF
Global X Next Emerging & Frontier ETF	Global X Central and Northern Europe ETF
Global X MSCI Portugal ETF	Global X Southern Europe ETF
Global X MSCI Pakistan ETF	Global X Eastern Europe ETF
Global X China Mid Cap ETF	Global X Emerging Africa ETF
Global X Czech Republic Index ETF	Global X Sub-Saharan Africa Index ETF
Global X FTSE Bangladesh Index ETF	Global X FTSE Frontier Markets ETF
Global X Silver Miners ETF	Global X FTSE Morocco 20 Index ETF
Global X Gold Explorers ETF	Global X FTSE Sri Lanka Index ETF
Global X Copper Miners ETF	Global X FTSE Ukraine Index ETF
Global X Uranium ETF	Global X Hungary Index ETF
Global X Lithium & Battery Tech ETF	Global X Kazakhstan Index ETF
Global X Fertilizers/Potash ETF	Global X Kuwait ETF
Global X SuperDividend® ETF	Global X Luxembourg ETF
Global X SuperDividend® U.S. ETF	Global X Slovakia Index ETF
Global X MSCI SuperDividend® Emerging Markets ETF	Global X Advanced Materials ETF
Global X SuperDividend® REIT ETF	Global X Cement ETF
Global X SuperIncome™ Preferred ETF	Global X Land ETF
Global X Social Media ETF	Global X FTSE Railroads ETF
Global X | JPMorgan Efficiente Index ETF	Global X FTSE Toll Roads & Ports ETF

SUPPLEMENT DATED MARCH 22, 2018
TO THE PROSPECTUSES, SUMMARY PROSPECTUSES, AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2018, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses, Summary Prospectuses, and SAI.

Effective March 27, 2018, Hailey Harris will cease to be a portfolio manager of the series (the “Funds”) of the Trust. Accordingly, all references to Hailey Harris in the Prospectuses, Summary Prospectuses, and SAI for the above referenced Funds are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE